Balances and transactions with related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balances And Transactions With Related Parties
Investments by related parties	R$ 8,953	R$ 9,074